AST PRUDENTIAL CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.8%
Corporate Bonds — 89.7%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	50	$ 54,002
Agriculture — 3.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24	150	148,702
Airlines — 0.9%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	45	45,099
Apparel — 2.0%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.000%	11/01/24	100	102,287
Auto Manufacturers — 1.8%
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	91,038
Banks — 13.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	175	187,853
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	150	161,586
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	180	192,578
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	144,285
			686,302
Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	20	23,865
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	15	18,780
Keurig Dr Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	40	43,534
			86,179
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.563%	06/15/48	30	34,638
Building Materials — 0.8%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	40,671
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Chemicals — 3.7%
Celanese US Holdings LLC,
Gtd. Notes
3.500%	05/08/24	50	$ 51,839
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
4.800%	05/15/49	30	33,157
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	100	100,189
			185,185
Commercial Services — 1.9%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	54,070
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	40,249
			94,319
Cosmetics/Personal Care — 2.0%
Unilever Capital Corp. (United Kingdom),
Gtd. Notes
2.125%	09/06/29	100	98,338
Diversified Financial Services — 1.0%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	52,781
Electric — 12.8%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	109,098
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	49,175
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	20	19,789
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	52,428
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	25,996
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	41,530
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	39,319
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	53,617
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	54,611
A1

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	15	$ 14,957
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	46,747
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	47,952
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	33,083
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	50	50,332
			638,634
Foods — 3.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	61,710
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	30	28,642
Gtd. Notes, 144A
3.750%	04/01/30	15	15,140
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	49,521
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	18,224
			173,237
Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	15,170
Healthcare-Services — 2.9%
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	25	29,017
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	80	87,356
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	28,615
			144,988
Lodging — 1.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	50	50,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Machinery-Diversified — 0.7%
Wabtec Corp.,
Gtd. Notes
4.950%	09/15/28	30	$ 33,080
Media — 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	50	53,220
Comcast Corp.,
Gtd. Notes
4.950%	10/15/58	50	63,548
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	52,405
Walt Disney Co. (The),
Gtd. Notes, 144A
6.400%	12/15/35	31	44,662
			213,835
Mining — 2.3%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	26,218
Newmont Goldcorp Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/29	15	14,824
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	45,577
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	25	26,476
			113,095
Miscellaneous Manufacturing — 4.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	50	49,733
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26	100	100,575
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	51,868
			202,176
Oil & Gas — 5.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	30	33,775
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	50	51,968
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	51,639

A2

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24	50	$ 52,416
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	20	20,862
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	50	53,175
			263,835
Pharmaceuticals — 5.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/14/28	60	65,102
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
7.150%	06/15/23	50	58,495
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	50	56,661
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	50	56,747
Mylan NV,
Gtd. Notes
3.950%	06/15/26	30	30,999
			268,004
Pipelines — 6.7%
Energy Transfer Operating LP,
Gtd. Notes
6.250%	04/15/49	60	72,866
Enterprise Products Operating LLC,
Gtd. Notes
4.200%	01/31/50	60	64,167
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	30,433
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	40	46,389
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	53,487
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	49,796
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,551
			336,689
Retail — 0.6%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	32,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software — 0.8%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	02/06/57	30	$ 38,969
Telecommunications — 4.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.150%	02/15/50	80	93,747
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	04/15/49	100	125,733
			219,480
Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	26,525

Total Corporate Bonds (cost $4,518,365)			4,490,287
Municipal Bonds — 4.1%
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	38,794
Illinois — 2.2%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	100	108,314
Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds, Series A
3.652%	08/15/57	20	22,231
Pennsylvania — 0.7%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	34,374

Total Municipal Bonds (cost $204,504)			203,713

Total Long-Term Investments (cost $4,722,869)			4,694,000

	Shares
Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $139,428)(w)	139,428	139,428

TOTAL INVESTMENTS—96.6% (cost $4,862,297)		4,833,428

Other assets in excess of liabilities(z) — 3.4%		170,150

Net Assets — 100.0%		$ 5,003,578

A3

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
GMTN	Global Medium Term Note
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	5 Year U.S. Treasury Notes	Dec. 2019	$1,191,484	$ (586)
1	20 Year U.S. Treasury Bonds	Dec. 2019	162,313	(3,408)
				(3,994)
Short Positions:
6	10 Year U.S. Treasury Notes	Dec. 2019	781,875	8,601
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	767,625	24,893
				33,494
				$29,500
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4